Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [Abstract]
Trade receivables	$ 213,345	$ 125,437
Tax receivables	37,134	45,680
Prepayments	12,717	11,827
Other accounts receivable	23,287	17,390
Trade and other receivables	286,483	200,334
Euros [Member]
Trade and other receivables [Abstract]
Trade receivables	53,012	4,088
South African Rand [Member]
Trade and other receivables [Abstract]
Trade receivables	0	23,416
Chilean Peso [Member]
Trade and other receivables [Abstract]
Trade receivables	4,431	5,037
Mexican Peso [Member]
Trade and other receivables [Abstract]
Trade receivables	4,557	1,298
Other [Member]
Trade and other receivables [Abstract]
Trade receivables	4,376	2,676
All Foreign Currencies [Member]
Trade and other receivables [Abstract]
Trade receivables	$ 66,376	$ 36,515